Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
2022 Pay Versus Performance
Table
The table below shows the following information for the past three fiscal years: (i) “total” compensation for our NEOs for purposes of the “Summary Compensation Table” and shown on an average basis for the non-CEO
NEOs; (ii) the “Compensation Actually Paid” (or CAP) to our NEOs (calculated using rules required by the SEC) and shown on an average basis for the non-CEO
NEOs; (iii) our total shareholder return (TSR); (iv) the TSR of our peer group; (v) our GAAP Net Income; and (vi) our Core EPS. CAP does not represent the value of cash and shares of the company’s common stock received by the NEOs during the applicable year, but rather is an amount calculated under SEC rules and includes, among other things, year-over-year changes in the value of unvested equity-based awards. As a result of the calculation methodology required by the SEC, the CAP amounts in the table below differ from compensation actually received by the NEOs and the compensation decisions described in the
“
Compensation Discussion and Analysis
”
discussion in this Proxy Statement.

Year	“Summary Compensation Table” Total for CEO (1) ($)	Compensation Actually Paid to CEO (2) ($)	Average “Summary Compensation Table” Total for Other NEOs (1) ($)	Average Compensation Actually Paid to Other NEOs (2) ($)	Company TSR (3) ($)	Peer Group TSR (3) ($)	GAAP Net Income ($ in thousands)	Core EPS ($)

2022	25,912,100	1,749,522	5,259,697	(1,880,786)	125.57	78.83	1,407,370	5.69

2021	13,908,085	67,396,503	6,090,375	17,034,237	177.04	121.21	1,836,574	5.33

2020	11,993,465	(11,520,049)	3,675,860	753,759	102.33	82.24	751,989	3.27

(1)	The CEO for each year reported was Robert E. Sulentic. The other NEOs for each year reported are as follows:

•	2022: Emma E. Giamartino, Chandra Dhandapani, John E. Durburg, Michael J. Lafitte and Daniel G. Queenan

•	2021: Emma E. Giamartino, Leah C. Stearns, Chandra Dhandapani, Michael J. Lafitte and Daniel G. Queenan

•	2020: Leah C. Stearns, John E. Durburg, Michael J. Lafitte and Daniel G. Queenan
(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP as reported in the Pay Versus Performance table above. The following table details the applicable adjustments that that were made to determine CAP (all amounts are averages for the non-CEO
NEOs):

	2022		2021		2020

	CEO ($)	Average Other NEOs ($)	CEO ($)	Average Other NEOs ($)	CEO ($)	Average Other NEOs ($)

Summary Compensation Table Total	25,912,100	5,259,697	13,908,085	6,090,375	11,993,465	3,675,860

Minus Summary Compensation Table Value of Equity Granted in the Fiscal Year	(22,261,250)	(3,426,214)	(9,789,859)	(2,943,778)	(10,649,973)	(2,389,965)

Plus Year-end Fair Value of Unvested Equity Awards Granted in Fiscal Year	14,806,976	2,342,343	22,555,323	5,238,907	3,712,961	1,298,273

Plus (Minus) Year-over-Year Change in Fair Value of Unvested Equity Awards Granted in Prior Years that are Outstanding and Unvested at Year-End	(15,163,719)	(5,773,076)	38,332,435	8,276,968	(15,906,439)	(1,517,878)

Plus Fair Value at Vesting Date of Awards Granted and Vested in Fiscal Year	142,290	11,766	162,693	104,495	149,408	—

Plus (Minus) Year-over-year Change in Fair Value of Awards Granted in Prior Years that Vested During the Fiscal Year	(1,686,875)	(295,302)	2,227,827	725,253	(819,471)	(312,530)

Minus Fair Value at Prior Year-End of Awards Granted in Prior Years that are Forfeited During the Fiscal Year	—	—	—	(457,983)	—	—

Compensation Actually Paid	1,749,522	(1,880,786)	67,396,503	17,034,237	(11,520,049)	753,759

(3)	TSR is determined based on the value of an initial fixed investment of $100 on December 31, 2019.

•
In 2020 and 2021, the peer group (the “prior peer group”) consisted of a group of nine companies that included: JLL, a global commercial real estate services company publicly traded in the U.S., as well as the following companies that have significant commercial real estate or real estate capital markets businesses within the U.S. or globally, that in each case are publicly traded in the U.S. or abroad: Colliers International Group Inc. (CIGI), Cushman & Wakefield plc (CWK), ISS A/S (ISS), Marcus & Millichap, Inc. (MMI), Newmark Group Inc. (NMRK), Savills plc (SVS.L), Sodexo S.A. (EXHO.PA) and Walker & Dunlop, Inc. (WD).

•
In 2022, we elected to remove Sodexo S.A. from our peer group given that facilities management is a relatively small portion of Sodexo’s overall service offerings. Therefore our 2022 peer group consisted of the following eight companies: JLL, CIGI, CWK, ISS, MMI, NMRK, SVS.L and WD.

•	The Peer Group TSR in the Pay Versus Performance Table reflects the performance of our 2022 peer group. The Peer Group TSR of our prior peer group is as follows:

•	2022: $79.65
•	2021: $118.32
•	2020: $81.24

Company Selected Measure Name	Core EPS
Named Executive Officers, Footnote [Text Block]
The CEO for each year reported was Robert E. Sulentic. The other NEOs for each year reported are as follows:

•	2022: Emma E. Giamartino, Chandra Dhandapani, John E. Durburg, Michael J. Lafitte and Daniel G. Queenan

•	2021: Emma E. Giamartino, Leah C. Stearns, Chandra Dhandapani, Michael J. Lafitte and Daniel G. Queenan

•	2020: Leah C. Stearns, John E. Durburg, Michael J. Lafitte and Daniel G. Queenan

Peer Group Issuers, Footnote [Text Block]
(3)	TSR is determined based on the value of an initial fixed investment of $100 on December 31, 2019.

•
In 2020 and 2021, the peer group (the “prior peer group”) consisted of a group of nine companies that included: JLL, a global commercial real estate services company publicly traded in the U.S., as well as the following companies that have significant commercial real estate or real estate capital markets businesses within the U.S. or globally, that in each case are publicly traded in the U.S. or abroad: Colliers International Group Inc. (CIGI), Cushman & Wakefield plc (CWK), ISS A/S (ISS), Marcus & Millichap, Inc. (MMI), Newmark Group Inc. (NMRK), Savills plc (SVS.L), Sodexo S.A. (EXHO.PA) and Walker & Dunlop, Inc. (WD).

•
In 2022, we elected to remove Sodexo S.A. from our peer group given that facilities management is a relatively small portion of Sodexo’s overall service offerings. Therefore our 2022 peer group consisted of the following eight companies: JLL, CIGI, CWK, ISS, MMI, NMRK, SVS.L and WD.

•	The Peer Group TSR in the Pay Versus Performance Table reflects the performance of our 2022 peer group. The Peer Group TSR of our prior peer group is as follows:

•	2022: $79.65
•	2021: $118.32
•	2020: $81.24

PEO Total Compensation Amount	$ 25,912,100	$ 13,908,085	$ 11,993,465
PEO Actually Paid Compensation Amount	$ 1,749,522	67,396,503	(11,520,049)
Adjustment To PEO Compensation, Footnote [Text Block]

	2022		2021		2020

	CEO ($)	Average Other NEOs ($)	CEO ($)	Average Other NEOs ($)	CEO ($)	Average Other NEOs ($)

Summary Compensation Table Total	25,912,100	5,259,697	13,908,085	6,090,375	11,993,465	3,675,860

Minus Summary Compensation Table Value of Equity Granted in the Fiscal Year	(22,261,250)	(3,426,214)	(9,789,859)	(2,943,778)	(10,649,973)	(2,389,965)

Plus Year-end Fair Value of Unvested Equity Awards Granted in Fiscal Year	14,806,976	2,342,343	22,555,323	5,238,907	3,712,961	1,298,273

Plus (Minus) Year-over-Year Change in Fair Value of Unvested Equity Awards Granted in Prior Years that are Outstanding and Unvested at Year-End	(15,163,719)	(5,773,076)	38,332,435	8,276,968	(15,906,439)	(1,517,878)

Plus Fair Value at Vesting Date of Awards Granted and Vested in Fiscal Year	142,290	11,766	162,693	104,495	149,408	—

Plus (Minus) Year-over-year Change in Fair Value of Awards Granted in Prior Years that Vested During the Fiscal Year	(1,686,875)	(295,302)	2,227,827	725,253	(819,471)	(312,530)

Minus Fair Value at Prior Year-End of Awards Granted in Prior Years that are Forfeited During the Fiscal Year	—	—	—	(457,983)	—	—

Compensation Actually Paid	1,749,522	(1,880,786)	67,396,503	17,034,237	(11,520,049)	753,759

Non-PEO NEO Average Total Compensation Amount	$ 5,259,697	6,090,375	3,675,860
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,880,786)	17,034,237	753,759
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	2022		2021		2020

	CEO ($)	Average Other NEOs ($)	CEO ($)	Average Other NEOs ($)	CEO ($)	Average Other NEOs ($)

Summary Compensation Table Total	25,912,100	5,259,697	13,908,085	6,090,375	11,993,465	3,675,860

Minus Summary Compensation Table Value of Equity Granted in the Fiscal Year	(22,261,250)	(3,426,214)	(9,789,859)	(2,943,778)	(10,649,973)	(2,389,965)

Plus Year-end Fair Value of Unvested Equity Awards Granted in Fiscal Year	14,806,976	2,342,343	22,555,323	5,238,907	3,712,961	1,298,273

Plus (Minus) Year-over-Year Change in Fair Value of Unvested Equity Awards Granted in Prior Years that are Outstanding and Unvested at Year-End	(15,163,719)	(5,773,076)	38,332,435	8,276,968	(15,906,439)	(1,517,878)

Plus Fair Value at Vesting Date of Awards Granted and Vested in Fiscal Year	142,290	11,766	162,693	104,495	149,408	—

Plus (Minus) Year-over-year Change in Fair Value of Awards Granted in Prior Years that Vested During the Fiscal Year	(1,686,875)	(295,302)	2,227,827	725,253	(819,471)	(312,530)

Minus Fair Value at Prior Year-End of Awards Granted in Prior Years that are Forfeited During the Fiscal Year	—	—	—	(457,983)	—	—

Compensation Actually Paid	1,749,522	(1,880,786)	67,396,503	17,034,237	(11,520,049)	753,759

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
CAP vs. CBRE
’
s TSR.
Over the 2020-2022 period, our CEO and other NEOs’ CAP amounts are higher than Summary Compensation Table total compensation amounts in years when the company’s TSR is positive, and lower than Summary Compensation Table total compensation amounts in years when the company’s TSR is negative. This alignment is because the majority of our NEOs’ executive compensation (excluding strategic equity awards) is in the form of equity (79% for our CEO and 61%, on average, for our other NEOs).

Compensation Actually Paid vs. Net Income [Text Block]
CAP vs. CBRE’s GAAP Net Income.
While our GAAP Net Income has increased and decreased directionally with CAP amounts over the 2020-2022 period, the changes in GAAP Net Income are not proportionally correlated to CAP. The lack of correlation is primarily because CAP values for a given year are strongly influenced by year-over-year changes in our TSR, which do not always correlate to annual GAAP Net Income. In addition, GAAP Net Income is not a measure used in our incentive plans.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
CAP vs. CBRE’s Core EPS.
Our Core EPS increased each year from 2020 to 2022. However, CAP amounts fluctuated over the same time period, with lower CAP values in 2020 and 2022, and higher CAP values in 2021. The lack of correlation is partly because CAP values for a given year are strongly influenced by year-over-year changes in our TSR, which do not always correlate to annual Core EPS. Also, in our annual performance-based RSU program, Core EPS is measured cumulatively over a two-year
period against internally-established goals. Because of the different measurement periods (
i.e.
, year-over-year change for CAP vs.
two-year
cumulative measurement for Core EPS in our annual performance-based RSU program), as well as the fact that the Core EPS goals are set versus in ter
nal budgets and not based on a fixed year-over-year growth rate, there is no correlation between Core EPS and CAP values for the three-year period.

Total Shareholder Return Vs Peer Group [Text Block]	CBRE’s TSR vs. Peer Group TSR . The company’s indexed TSR outperformed the Peer Group indexed TSR in each year of the three-year period measured.
Tabular List [Table Text Block]
The most important financial performance measures that we use to link executive compensation actually paid to the NEOs for the most recently completed fiscal year to our performance are as follows:

•	Core Earnings per share, or Core EPS

•	Core EBITDA

•	Segment Operating Profit

•	Relative TSR

•	Relative Adjusted EPS Growth
Core EPS was selected as the company-selected measure for the Pay ve
rsus
Performance
table below because it has the strongest alignment with long-term shareholder value. Core EPS is used to det ermi
ne the
number
of shares earned in our performance-based RSU program, which comprises a significant portion of our NEOs’ target pay opportunities.

Total Shareholder Return Amount	$ 125.57	177.04	102.33
Peer Group Total Shareholder Return Amount	78.83	121.21	82.24
Net Income (Loss)	$ 1,407,370,000	$ 1,836,574,000	$ 751,989,000
Company Selected Measure Amount	5.69	5.33	3.27
PEO Name	Robert E. Sulentic
Prior Peer Group TSR	$ 79.65	$ 118.32	$ 81.24
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Core Earnings per share, or Core EPS
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Core EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Segment Operating Profit
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Relative Adjusted EPS Growth
PEO [Member] | Summary Compensation Table Value of Equity Granted in the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (22,261,250)	(9,789,859)	(10,649,973)
PEO [Member] | Year end Fair Value of Unvested Equity Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	14,806,976	22,555,323	3,712,961
PEO [Member] | Year over Year Change in Fair Value of Unvested Equity Awards Granted in Prior Years that are Outstanding and Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(15,163,719)	38,332,435	(15,906,439)
PEO [Member] | Fair Value at Vesting Date of Awards Granted and Vested in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	142,290	162,693	149,408
PEO [Member] | Year over year Change in Fair Value of Awards Granted in Prior Years that Vested During the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,686,875)	2,227,827	(819,471)
PEO [Member] | Fair Value at Prior Year End of Awards Granted in Prior Years that are Forfeited During the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Summary Compensation Table Value of Equity Granted in the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,426,214)	(2,943,778)	(2,389,965)
Non-PEO NEO [Member] | Year end Fair Value of Unvested Equity Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,342,343	5,238,907	1,298,273
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Unvested Equity Awards Granted in Prior Years that are Outstanding and Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,773,076)	8,276,968	(1,517,878)
Non-PEO NEO [Member] | Fair Value at Vesting Date of Awards Granted and Vested in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,766	104,495	0
Non-PEO NEO [Member] | Year over year Change in Fair Value of Awards Granted in Prior Years that Vested During the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(295,302)	725,253	(312,530)
Non-PEO NEO [Member] | Fair Value at Prior Year End of Awards Granted in Prior Years that are Forfeited During the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (457,983)	$ 0